Short-term bank loans	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

8. Short-term bank loans

Short term bank loans represent amounts due to various banks and are due on the dates indicated below. These loans generally can be renewed with the banks. Short term bank loans at December 31, 2010 and 2011consisted of the following:

	December 31,	December 31,
	2010	2011
	US$	US$
Loan from China Agriculture Bank,
Due July 13, 2011, at 5.40% per annum	2,868,921	—
Due June 1, 2011, at 5.31% per annum	7,549,791	—
Due December 20, 2011, at 5.40% per annum	7,549,791	—
Due July 5, 2012, at 6.56% per annum	—	6,348,299
Due July 13, 2012, at 6.56% per annum	—	809,408
Due February 10, 2013, at 5.13% per annum*	22,855,967	—
Due February 10, 2013, at 6.32% per annum*	—	34,122,110
Due February 10, 2013, at 5.32% per annum*	15,949,848	—
Due February 10, 2013, at 6.65% per annum*	—	1,269,660
Due April 23, 2013, at 5.13% per annum*	12,683,648	—
Due April 23, 2013, at 6.32% per annum*	—	13,331,429
Due May 5, 2013, at 5.60% per annum*	15,099,582	—
Due May 5, 2013, at 6.65% per annum*	—	12,855,306
Due May 19, 2013, at 5.13% per annum*	11,475,684	—
Due May 19, 2013, at 6.32% per annum*	—	12,061,769
	96,033,232	80,797,981

Loan from Bank of Jiangsu
Due December 24, 2012, at 5.40% per annum**	7,549,791	—
Due December 24, 2012, at 6.65% per annum	—	2,856,735
Due December 24, 2012, at 5.40% per annum**	7,549,791	—
Due December 24, 2012, at 6.65% per annum	—	7,935,374
	15,099,582	10,792,109

	December 31,	December 31,
	2010	2011
	US$	US$
Loan from Zhongrong International Trust Co., Ltd
Due April 16, 2011, at 5.61% per annum	37,748,954	—
Due April 21, 2011, at 5.61% per annum	37,748,954	—
	75,497,908	—

Loan from Bank of Communications
Due March 1, 2013, at 6.65% per annum*	—	5,456,363
	—	5,456,363

Loan from ICBC
Due October 18, 2013, at 6.65% per annum*	—	3,967,687
Due October 18, 2013, at 6.40% per annum*	—	19,838,436
Due November 11, 2013, at 7.98% per annum*	—	14,283,674
Due May 18, 2012, at 3.00% plus LIBOR***	—	15,000,000
Due September 28, 2012, at 3.50% plus LIBOR***	—	10,000,000
	—	63,089,797
Loan from Bank of China
Due May 26, 2013, at 7.65% per annum*	—	11,903,062
	—	11,903,062
Total short-term bank loans	186,630,722	172,039,312

* Pursuant to the loan contracts with these banks, the Group has an obligation to repay the loan in advance if certain sales ratios required by the banks are achieved. Therefore, these loans with these banks have been classified as short-term as of December 31, 2010 and 2011.

** Pursuant to the loan contract with Bank of Jiangsu, the Group has an obligation to repay the loan on demand if required by the Bank. Therefore, the loan from Bank of Jiangsu has been classified as short-term as of December 31, 2010.

***Pursuant to the loan contract with ICBC, these two short-term loans from ICBC, amounting to US$15.0 million and US$10.0 million, respectively, are denominated in US$ and are secured by the deposits of the equivalent amounts denominated in RMB. Such deposits are classified as restricted cash on the consolidated balance sheet as of December 31, 2011.

As of December 31, 2011, except for the two US$ denominated loans from ICBC amounting to US$15.0 million and US$10.0 million, respectively, all of the Group’s short term bank loans are denominated in RMB and are mainly secured by the Group’s real estate properties under development with net book value of US$14,051,926 (December 31, 2010: US$134,442,998) and land use right with net book value of US$170,063,402 (December 31, 2010: US$ nil).

The weighted average interest rate on short-term bank loans as of December 31, 2011 was 6.28% (December 31, 2010: 5.42%).